Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE TABLE
In accordance with Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K (the “Pay Versus Performance Rule”), we are providing the following information about the relationships between the compensation actually paid to our named executive officers and company performance.
The following table sets forth information concerning the compensation of our Chief Executive Officer and our other named executive officers for each of the 2023, 2022, 2021 and 2020 fiscal years:
	Summary Compensation Table Total for CEO(1)	Compensation Actually Paid to CEO(1)(3)	Average Summary Compensation Table for Non-CEO Named Executive Officers(2)	Average Compensation Actually Paid to Non-CEO Named Executive Officers(2)(3)	Value of Initial Fixed $100 Investment Based On:		Net Income ($ Millions)	Company Selected Measure: Earnings Per Share ($)
Year					Total Shareholder Return(4)	Peer Group Total Shareholder Return(5)
2023	$2,395,804	$2,486,133	$1,271,492	$1,319,147	$96.64	$114.99	$130.5	$2.45
2022	$3,492,506	$3,124,239	$1,165,405	$1,074,976	$100.17	$90.81	$51.4	$1.48
2021	$1,747,942	$1,793,633	$655,068	$683,648	$96.87	$128.27	$81.6	$2.85
2020	$1,474,092	$1,424,283	$679,635	$653,648	$83.67	$107.54	$26.4	$1.57

(1)
Amounts reported are for Robert R. Franklin, Jr., who served as our Chief Executive Officer during each of the applicable fiscal years.

(2)
Our non-CEO named executive officers (our “Non-CEO Named Executive Officers”) were (a) Paul P Egge, Steven F. Retzloff, Ramon A. Vitulli, III, and Justin Long for 2023, (b) Paul P Egge, Robert T. Pigott, Jr., Steven F. Retzloff, Ramon A. Vitulli, III, and Travis Jaggers for 2022; and (c) Robert T. Pigott and J. Pat Parsons for 2021 and 2020.

(3)
Amounts in these columns show the “Compensation Actually Paid,” as calculated in accordance with the methodology prescribed by the Pay Versus Performance Rule. The table below provides the adjustments to the Summary Compensation Table total compensation to arrive at the Compensation Actually Paid to our CEO and the average Compensation Actually Paid to our Non-CEO Named Executive Officers for the fiscal year ended December 31, 2023.

	2023
	CEO	Non-CEO NEOs (Average)
Summary Compensation Total	$2,395,804	$1,271,492
Adjustments
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	$(1,001,514)	$(492,871)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$940,041	$442,449
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	__	$116,027
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	$210,780	$40,013
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	$(58,978)	$(57,964)
Total Adjustments	$90,329	$47,655
Total Compensation Actually Paid	$2,486,133	$1,319,147
For purposes of the foregoing adjustments, the value of equity awards was determined as follows: (i) for RSAs, $27.84, which was the closing price of our common stock on December 29, 2023, the last trading day of fiscal 2023, or, in the case of vesting RSAs, the closing price of our common stock on the applicable vesting date; and (ii) for the PSAs that were unvested as of December 31, 2023, the fair value as of December 31, 2023, was determined by an outside professional valuation consultant to be the fair value per share (at target) using a Monte-Carlo simulation model.
(4)
Our total shareholder return is calculated, for each fiscal year, as the cumulative total shareholder return on our common stock from January 1, 2020, through the last day of the applicable fiscal year, assuming that $100 was invested beginning January 1, 2020. Amounts shown include reinvestment of dividends on the Company’s common stock.

(5)
Peer TSR reflects the TSR of the Nasdaq Bank Index, the industry peer group reported in the Company’s Stock Performance Group in the 2023 Annual Report on Form 10-K.

Company Selected Measure Name	Earnings Per Share
Named Executive Officers, Footnote
(1)
Amounts reported are for Robert R. Franklin, Jr., who served as our Chief Executive Officer during each of the applicable fiscal years.

(2)
Our non-CEO named executive officers (our “Non-CEO Named Executive Officers”) were (a) Paul P Egge, Steven F. Retzloff, Ramon A. Vitulli, III, and Justin Long for 2023, (b) Paul P Egge, Robert T. Pigott, Jr., Steven F. Retzloff, Ramon A. Vitulli, III, and Travis Jaggers for 2022; and (c) Robert T. Pigott and J. Pat Parsons for 2021 and 2020.

Peer Group Issuers, Footnote	(5) Peer TSR reflects the TSR of the Nasdaq Bank Index, the industry peer group reported in the Company’s Stock Performance Group in the 2023 Annual Report on Form 10-K.
PEO Total Compensation Amount	$ 2,395,804	$ 3,492,506	$ 1,747,942	$ 1,474,092
PEO Actually Paid Compensation Amount	$ 2,486,133	3,124,239	1,793,633	1,424,283
Adjustment To PEO Compensation, Footnote
(3)
Amounts in these columns show the “Compensation Actually Paid,” as calculated in accordance with the methodology prescribed by the Pay Versus Performance Rule. The table below provides the adjustments to the Summary Compensation Table total compensation to arrive at the Compensation Actually Paid to our CEO and the average Compensation Actually Paid to our Non-CEO Named Executive Officers for the fiscal year ended December 31, 2023.

	2023
	CEO	Non-CEO NEOs (Average)
Summary Compensation Total	$2,395,804	$1,271,492
Adjustments
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	$(1,001,514)	$(492,871)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$940,041	$442,449
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	__	$116,027
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	$210,780	$40,013
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	$(58,978)	$(57,964)
Total Adjustments	$90,329	$47,655
Total Compensation Actually Paid	$2,486,133	$1,319,147
For purposes of the foregoing adjustments, the value of equity awards was determined as follows: (i) for RSAs, $27.84, which was the closing price of our common stock on December 29, 2023, the last trading day of fiscal 2023, or, in the case of vesting RSAs, the closing price of our common stock on the applicable vesting date; and (ii) for the PSAs that were unvested as of December 31, 2023, the fair value as of December 31, 2023, was determined by an outside professional valuation consultant to be the fair value per share (at target) using a Monte-Carlo simulation model.

Non-PEO NEO Average Total Compensation Amount	$ 1,271,492	1,165,405	655,068	679,635
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,319,147	1,074,976	683,648	653,648
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Amounts in these columns show the “Compensation Actually Paid,” as calculated in accordance with the methodology prescribed by the Pay Versus Performance Rule. The table below provides the adjustments to the Summary Compensation Table total compensation to arrive at the Compensation Actually Paid to our CEO and the average Compensation Actually Paid to our Non-CEO Named Executive Officers for the fiscal year ended December 31, 2023.

	2023
	CEO	Non-CEO NEOs (Average)
Summary Compensation Total	$2,395,804	$1,271,492
Adjustments
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	$(1,001,514)	$(492,871)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$940,041	$442,449
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	__	$116,027
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	$210,780	$40,013
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	$(58,978)	$(57,964)
Total Adjustments	$90,329	$47,655
Total Compensation Actually Paid	$2,486,133	$1,319,147
For purposes of the foregoing adjustments, the value of equity awards was determined as follows: (i) for RSAs, $27.84, which was the closing price of our common stock on December 29, 2023, the last trading day of fiscal 2023, or, in the case of vesting RSAs, the closing price of our common stock on the applicable vesting date; and (ii) for the PSAs that were unvested as of December 31, 2023, the fair value as of December 31, 2023, was determined by an outside professional valuation consultant to be the fair value per share (at target) using a Monte-Carlo simulation model.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Other Financial Performance Measures
Earnings Per Share
Relative Return on Average Assets (“ROAA”)
Relative Return on Average Common Equity (“ROACE”)
Relative Return on Average Tangible Common Equity (“ROATCE”)

Total Shareholder Return Amount	$ 96.64	100.17	96.87	83.67
Peer Group Total Shareholder Return Amount	114.99	90.81	128.27	107.54
Net Income (Loss)	$ 130,500,000	$ 51,400,000	$ 81,600,000	$ 26,400,000
Company Selected Measure Amount | $ / shares	2.45	1.48	2.85	1.57
PEO Name	Robert R. Franklin, Jr.
Measure:: 1
Pay vs Performance Disclosure
Name	Earnings Per Share
Measure:: 2
Pay vs Performance Disclosure
Name	Relative Return on Average Assets (“ROAA”)
Measure:: 3
Pay vs Performance Disclosure
Name	Relative Return on Average Common Equity (“ROACE”)
Measure:: 4
Pay vs Performance Disclosure
Name	Relative Return on Average Tangible Common Equity (“ROATCE”)
PEO | Total Net Adjustments For Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 90,329
PEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,001,514)
PEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	940,041
PEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	210,780
PEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(58,978)
Non-PEO NEO | Total Net Adjustments For Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	47,655
Non-PEO NEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(492,871)
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	442,449
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	116,027
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	40,013
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (57,964)